GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
GOODWILL AND INTANGIBLE ASSETS

NOTE 9—GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company had $5.1 million in goodwill as of Mach 31, 2021 and December 31, 2020. There were no business combinations during the three months ended March 31, 2021 and 2020. There were no indicators of impairment as of March 31, 2021 and December 31, 2020.

Intangible Assets’

The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill:

	March 31, 2021			December 31, 2020
	Gross		Net	Gross
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Licenses	$1,000	$(550)	$450	$1,000	$(500)	$500
Trade names	1,240	(1,178)	62	1,240	(1,116)	124
	2,240	(1,728)	512	2,240	(1,616)	624

Nonamortizable intangible assets:
Marketing Agreement with a related party	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$3,240	$(1,728)	$1,512	$3,240	$(1,616)	$1,624

Intangible assets consist of trade names and long-term license agreements with various third parties as described in Note 2 to the consolidated financial statements. As further described in Note 4 to the consolidated financial statements, the MGM Marketing Agreement is an indefinite-lived intangible asset, which provides the Company with the exclusive rights to feature MGM’s intellectual property in the Company’s games subject to automatic renewal provisions described in Note 4. The weighted-average period remaining until the next renewal is 0.3 years as of March 31, 2021. The Company is reasonably certain that it will renew the Marketing Agreement.

The aggregate amortization expense for amortizable intangible assets is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. During the three months ended March 31, 2021 and 2020, amortization was $0.1 million and $0.4 million, respectively. There were no impairment charges for intangible assets during the three months ended March 31, 2021 and 2020.

As of March 31, 2021, the estimated annual amortization expense for the years ending December 31, 2021 through 2025 is as follows:

Projected
Amortization
Year Ending December 31,	Expense
Remainder of 2021	$212
2022	200
2023	100
2024	—
2025	—
Total	$512

NOTE 7—GOODWILL AND INTANGIBLE ASSETS

Goodwill

In 2016, the Company acquired the assets of Scene 53, Limited, an Israeli mobile games developer (the “Acquisition”) together with the employees of the company. The Acquisition was accounted for as a business combination. In connection with the Acquisition, the Company recognized $5.1 million in goodwill. The carrying value of the goodwill remained at $5.1 million as of December 31, 2020 and 2019. There were no business combinations for the years ended December 31, 2020, 2019 and 2018.

During the fourth quarter of fiscal 2020, 2019 and 2018 the Company performed its annual goodwill impairment test by performing a qualitative assessment for its single reporting unit. Based on the assessment, the Company concluded that it was more likely than not that the fair value of the reporting unit was greater than its carrying amount, and as a result, did not proceed to further impairment testing. There were no impairment charges for goodwill for the years ended December 31, 2020, 2019 and 2018.

Intangible Assets

The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill (in thousands):

	December 31, 2020			December 31, 2019
	Gross			Gross
	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Licenses	$1,000	$(500)	$500	$3,500	$(2,550)	$950
Trade names	1,240	(1,116)	124	1,240	(868)	372
	2,240	(1,616)	624	4,740	(3,418)	1,322
Nonamortizable intangible assets:
Marketing Agreement with a related party	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$3,240	$(1,616)	$1,624	$5,740	$(3,418)	$2,322

Intangible assets consist of trade names and long-term license agreements with various third parties as described in Note 2 to the consolidated financial statements. As further described in Note 4 to the consolidated financial statements, the MGM Marketing Agreement is an indefinite-lived intangible asset, which gives us the exclusive rights to feature MGM’s intellectual property in the Company’s games subject to automatic renewal provisions described in Note 4. The weighted-average period remaining until the next renewal is 0.54 years as of December 31, 2020. The Company is reasonably certain that it will renew the Marketing Agreement.

The aggregate amortization expense for amortizable intangible assets is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. During the years ended December 31, 2020, 2019 and 2018, amortization was $0.7 million, $1.4 million and $1.2 million, respectively. There were no impairment charges for intangible assets for the years ended December 31, 2020, 2019 and 2018.

As of December 31, 2020, the estimated annual amortization expense for the years ending December 31, 2021 through 2025 is as follows (in thousands):

Projected
Amortization
Year Ending December 31,	Expense
2021	$324
2022	200
2023	100
2024	—
2025	—
Total	$624